SCHEDULE OF COMPONENTS OF BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($)		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Loss per share - Basic and Diluted*
Net loss attributable to the Company		$ (14,098,340)	$ (7,676,645)
Weighted average outstanding ordinary shares-Basic		10,761,008	7,075,611
Weighted average outstanding ordinary shares- Diluted		10,761,008	7,075,611
Basic	[1]	$ (1.31)	$ (1.08)
Diluted	[1]	$ (1.31)	$ (1.08)

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.